Towd Point Mortgage Trust 2026-FIX1

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-FIX1 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID
5
14
18
32
50
61
122
140
152
190
191
199
211
267
290
310
346
351
353
355
362
377
385
387
395
399
408
437
445
465
514
559
567
607
615
647
652
659
666
673
677
702
717
721
762
766
778
808
810
821
839
869
873
908
949
962
988
1017
1018
1033
1037
1050
1052
1056
1073
1086
1105
1125
1146
1176
1191
1196
1219
1237
1241
1266
1279
1298
1316
1328
1331
1351
1364
1436
1445
1452
1465
1483
1488
1498
1514
1531
1538
1546
1557
1627
1631
1721
1722
1771
1801
1803
1831
1832
1858